Data from FCR's Financial Statemets (Details) ₪ in Millions, $ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 ILS (₪)
NON-CURRENT ASSETS
Investment properties - shopping centers (a)	₪ 32,428	$ 9,353		₪ 55,982
Investment properties - development land (a)	1,902	549		2,113
Loans, mortgages and other real estate assets	4,625	1,334		8,183
Total non-current assets	46,311	13,359		63,297
CURRENT ASSETS
Cash and cash equivalents	954	275		1,520	$ 457		₪ 2,125	₪ 650
Loans, mortgages and other real estate assets	585	169		775
Subtotal	2,217	639		2,458
Total current assets	2,652	764		23,590
Total assets	48,963	14,123		86,887
NON-CURRENT LIABILITIES
Senior unsecured debentures (c)			$ 2,446,291			$ 2,296,551
Other liabilities	259	75		283
Deferred tax liabilities	2,639	761		3,809
Total non-current liabilities	27,577	7,954		39,940
CURRENT LIABILITIES
Senior unsecured debentures			149,675			249,891
Subtotal	15	4		7,024
Total current liabilities	3,269	943		13,179
Total liabilities | ₪	30,846			53,119
EQUITY
Non-controlling interests	8,181	2,360		25,610			23,483
Total equity	18,117	5,226		33,768	$ 9,742		₪ 30,995	₪ 25,870
Total liabilities and equity	48,963	$ 14,123		86,887
FCR [Member]
NON-CURRENT ASSETS
Investment properties - shopping centers (a)			9,226,206			8,370,298
Investment properties - development land (a)			72,041			67,149
Investment in joint ventures			202,231			146,422
Loans, mortgages and other real estate assets			133,163			324,979
Total real estate investments			9,633,641			8,908,848
Other non-current assets			32,008			21,997
Total non-current assets	26,725		9,665,649	25,463		8,930,845
CURRENT ASSETS
Cash and cash equivalents			11,507			12,217
Loans, mortgages and other real estate assets			146,985			28,316
Residential development inventory			5,483			5,010
Amounts receivable			25,437			21,175
Other assets			15,379			23,940
Subtotal			204,791			90,658
Investments properties classified as held for sale			98,112			83,050
Total current assets	837		302,903	495		173,708
Total assets			9,968,552			9,104,553
NON-CURRENT LIABILITIES
Mortgages (b)			903,807			878,008
Credit facilities (b)			558,555			243,696
Senior unsecured debentures (c)			2,446,291			2,296,551
Convertible debentures			54,293			103,765
Other liabilities			16,914			27,076
Deferred tax liabilities			720,431			593,293
Total non-current liabilities	(12,995)		4,700,291	(11,810)		4,142,389
CURRENT LIABILITIES
Bank indebtedness (b)			3,144			15,914
Mortgages (b)			149,453			109,167
Credit facilities (c)			23,072			7,785
Senior unsecured debentures			149,675			249,891
Convertible debentures						103,868
Accounts payable and other liabilities			240,154			232,466
Subtotal			565,498			719,091
Mortgages on investment properties classified as held for sale			7,079			9,990
Total current liabilities	(1,583)		572,577	(2,079)		729,081
Total liabilities			5,272,868			4,871,470
EQUITY
Shareholders' equity			4,647,071			4,195,263
Non-controlling interests	₪ (183)		48,613	₪ (167)		37,820
Total equity			4,695,684			4,233,083
Total liabilities and equity			$ 9,968,552			$ 9,104,553